Acquisition of Subsidiaries: Proforma Statement of Operations (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Details
Revenues, Castrovilla and Xnergy (proforma)	$ 8,682,109
Net loss, Castrovilla and Xnergy (proforma)	$ (7,244,198)